Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous current liabilities [abstract]
Disclosure of detailed information about other current liabilities [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021

Unearned revenue	$15,086	$7,983
Environmental and other provisions (note 20)	24,091	41,017
Pension liability (note 21)	4,146	10,472
Other employee benefits (note 22)	3,483	3,530
	$46,806	$63,002